INSURANCE - Insurance contract assets and reinsurance contract liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
INSURANCE
Assets			$ 386,336
Liabilities	$ (40,433)	$ (6,625)	$ (149,492)
Remaining coverage
INSURANCE
Assets	1,020	6,506
Liability for incurred claim
INSURANCE
Liabilities	(41,453)	(13,131)
Insurance contract assets
INSURANCE
Assets	1,187,065	1,096,286		$ 370,752
Insurance contract assets | Remaining coverage
INSURANCE
Assets	1,723,106	2,089,921		1,608,433
Insurance contract assets | Liability for incurred claim | Present value of future cash flow
INSURANCE
Assets	(513,344)	(949,094)		(1,184,455)
Insurance contract assets | Liability for incurred claim | Risk adjustment for non-financial risk
INSURANCE
Assets	(22,697)	(44,541)		(53,226)
Insurance contract assets | Liability for insurance acquisition | Present value of future cash flow
INSURANCE
Assets	(513,344)	(949,094)
Insurance contract assets | Liability for insurance acquisition | Risk adjustment for non-financial risk
INSURANCE
Assets	(22,697)	(44,541)
Reinsurance contract liabilities
INSURANCE
Liabilities	(5,032)	(187,838)		(149,504)
Reinsurance contract liabilities | Remaining coverage
INSURANCE
Liabilities	(24,794)	(192,886)		(158,019)
Reinsurance contract liabilities | Liability for reinsurance account
INSURANCE
Liabilities	19,762	5,048
Reinsurance contract liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities	$ 19,762	$ 5,048		$ 8,515